Cover	May 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2021
Entity File Number	1-7945
Entity Registrant Name	DELUXE CORPORATION
Entity Central Index Key	0000027996
Entity Tax Identification Number	41-0216800
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	3680 Victoria St. N.
Entity Address, City or Town	Shoreview
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55126-2966
City Area Code	651
Local Phone Number	483-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	DLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false